Share-based Payment Expense - Share Option Schemes - Summary of Weighted Average Remaining Contractual Life for Share Options Outstanding (Detail) - Share option schemes [member]	12 Months Ended
	Dec. 31, 2019 shares € / shares	Dec. 31, 2018 shares € / shares	Dec. 31, 2017 shares € / shares	Dec. 31, 2018 shares £ / shares	Dec. 31, 2017 shares £ / shares
Disclosure Of Share Based Compensation Expense [line items]
Range of exercise prices | (per share)	€ 16.19			£ 15.30
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	3 years 3 months 18 days	2 years 6 months 25 days	2 years 6 months 10 days
Euro [member]
Disclosure Of Share Based Compensation Expense [line items]
Currency denominated options outstanding at end of year (number)	278,349	796,850	1,436,115	796,850	1,436,115
Pound Sterling [member]
Disclosure Of Share Based Compensation Expense [line items]
Currency denominated options outstanding at end of year (number)		3,920	5,664	3,920	5,664
Minimum [member]
Disclosure Of Share Based Compensation Expense [line items]
Range of exercise prices | (per share)		€ 16.19	€ 16.19		£ 15.30
Maximum [member]
Disclosure Of Share Based Compensation Expense [line items]
Range of exercise prices | (per share)		€ 17.30	€ 21.52		£ 17.19